Changes in Benefit Obligations and Plan Assets, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 288,532	$ 258,755
Service cost	19,906	16,957	14,020
Interest cost	15,307	13,738	13,499
Benefits paid	(13,467)	(15,915)
Plan amendments		68
Actuarial losses	74,735	15,110
Settlements/Curtailments		(181)
Benefit Obligation at End of Year	385,013	288,532	258,755
Balance at Beginning of Period	212,215	147,370
Actual return on plan assets	(14,309)	30,536
Employer contributions	13,769	50,405
Benefits paid	(13,467)	(15,915)
Settlements/Curtailments		(181)
Balance at End of Period	198,208	212,215	147,370
(Deficit) of plan assets versus benefit obligations at end of year	(186,805)	(76,317)
Net Amount Recognized	(186,805)	(76,317)
Accumulated Benefit Obligation	324,247	248,952
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	161,632	137,821
Service cost	3,731	3,535	1,971
Interest cost	8,076	7,622	7,352
Benefits paid	(6,337)	(5,844)
Participant contributions	1,035	1,007
Acquisitions	880	60
Plan amendments		(9)
Actuarial losses	20,563	1,835
Settlements/Curtailments		(2,409)
Premiums paid	(161)	(146)
Currency exchange rate changes	(14,081)	18,160
Benefit Obligation at End of Year	175,338	161,632	137,821
Balance at Beginning of Period	141,639	112,435
Actual return on plan assets	3,987	11,655
Employer contributions	8,363	9,770
Participant contributions	1,035	1,007
Benefits paid	(6,337)	(5,844)
Premiums paid	(161)	(146)
Settlements/Curtailments		(2,409)
Currency exchange rate changes	(11,208)	15,171
Balance at End of Period	137,318	141,639	112,435
(Deficit) of plan assets versus benefit obligations at end of year	(38,020)	(19,993)
Net Amount Recognized	(38,020)	(19,993)
Accumulated Benefit Obligation	$ 156,663	$ 143,413